Nature of Business and Presentation of Financial Statements	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Nature of Business and Presentation of Financial Statements
Nature Of Business And Presentation Of Financial Statements

Note 1 – Nature of Business and Presentation of Financial Statements

Description of the Company

374Water, Inc., f/k/a PowerVerde, Inc. (the “Company”) was a Delaware corporation formed in March 2007. The Company was formed to develop, commercialize, and market a series of unique electric generating power systems designed to produce electrical power with zero emissions or waste byproducts, based on a patented pressure-driven expander motor and related organic rankine cycle technology.

On April 16, 2021, 374Water Inc. (f/k/a PowerVerde, Inc.) entered into an Agreement and Plan of Merger (the “Merger Agreement”) with 374Water, Inc., a privately held company based in Durham, North Carolina, (“Private 374Water”) and 374Water Acquisition Corp., a newly-formed wholly-owned subsidiary of PowerVerde (“Sub”). The parties entered into the Agreement pursuant to their Binding Letter of Intent dated September 20, 2020.

Pursuant to the merger contemplated by the Merger Agreement (the “Merger”), on April 16, 2021, Sub merged into Private 374Water, with Private 374Water as the surviving corporation. In connection with the Merger, all Private 374Water shares were cancelled and the Company issued to the former Private 374Water shareholders a total of 62,410,452 shares of the Company common stock. , 374 374 374, . , 374 64.2 53.8 . The Merger was accounted for as a reverse acquisition (See Note 4). On April 16, 2021, as a result of the closing of the Merger Agreement (see Note 4), the equity of the consolidated entity is the historical equity of 374Water, Inc (“374Water”) retroactively restated to reflect the number of shares issued by the Company in the reverse recapitalization.

Nature of Business

With the Merger, the Company’s current mission is to support a clean and healthy environment to sustain life. The Company plans to use what it believes to be cutting-edge science to recover resources from the waste our society generates and keep drinking water clean. The Company’s customers will include businesses and local governments that will make the sustainable development goals a reality. On February 1, 2022, the Company sold their first AIRSCWO system to Orange County Sanitation District of Fountain Valley, California.  Revenues to date have been from sale of the first AIRSCWO system and from testing, consulting, and advisory services procedures for our customers, which have been performed in collaboration with Duke University.

Presentation of Financial Statements

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules and regulations of the United States Securities and Exchange Commission (SEC) for interim financial information.  It is management’s opinion that that the accompanying unaudited condensed consolidated financial statements are prepared in accordance with instructions for Form 10-Q and include all adjustments (consisting only of normal recurring accruals) which are necessary for a fair presentation of the results for the periods presented. Certain information and footnote disclosures normally included in the consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these condensed consolidated financial statements be read in conjunction with the Annual Report on Form 10-K of 374Water Inc, formerly known as PowerVerde, Inc. (“374 Water," “we,” “us,” “our,” or the “Company”) as of and for the year ended December 31, 2021 filed with the Securities and Exchange Commission (“SEC”) on March 1, 2022. The results of operations for the three months ended March 31, 2022, are not necessarily indicative of the results to be expected for the full year or for future periods. The condensed consolidated financial statements include the accounts of 374Water Inc, formerly known as PowerVerde, Inc. (the “Company”), and PowerVerde Systems, Inc., 374Water Systems Inc, and 374Water Sustainability Israel LTD, each a wholly-owned subsidiary of 374 Water. Intercompany balances and transactions have been eliminated in consolidation. These interim financial statements reflect the acquisition of the Company’s new wholly-owned subsidiary, 374Water Systems Inc., which was consummated on April 16, 2021, as more fully disclosed in Note 4.

Note 1 – Nature of Business

374Water, Inc., f/k/a PowerVerde, Inc. (the “Company”) is a Delaware corporation incorporated on September 8, 2005. The Company was formed to develop, commercialize, and market a series of unique electric generating power systems designed to produce electrical power with zero emissions or waste byproducts, based on a patented pressure-driven expander motor and related organic rankine cycle technology.

On April 16, 2021, 374Water Inc. (f/k/a PowerVerde, Inc.) entered into an Agreement and Plan of Merger (the “Merger Agreement”) with 374Water, Inc., a privately held company based in Durham, North Carolina, (“374Water”) and 374Water Acquisition Corp., a newly-formed wholly-owned subsidiary of PowerVerde (“Sub”). The parties entered into the Agreement pursuant to their Binding Letter of Intent dated September 20, 2020.

Pursuant to the merger contemplated by the Merger Agreement (the “Merger”), on April 16, 2021, Sub merged into 374Water, with 374Water as the surviving corporation. In connection with the Merger, all 374Water shares were cancelled and 374Water, Inc. issued to the former 374Water shareholders a total of 62,410,452 shares of 374Water, Inc. common stock. Immediately following the Merger, 374Water changed its name to 374Water Systems Inc and PowerVerde changed its name to 374Water, Inc. After the Merger, the former 374Water stockholders own 65.8% of 374Water Inc’s issued and outstanding common stock and 53.8% of 374Water Inc.’s issued and outstanding voting stock which includes the Preferred Stock.

With the Merger, 374Water Inc.’s current mission is to support a clean and healthy environment to sustain life. The Company plans to use what is believes to be cutting-edge science to recover resources from the waste our society generates and keep drinking water clean. The Company’s customers will include businesses and local governments that will make the sustainable development goals a reality. No material revenues from this planned principal operation have been generated since inception. Revenues to date have been from manufacturing assembly services and from testing, consulting, and advisory services procedures for multiple customers, which have been performed in collaboration with Duke University.